RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
RESEARCH AND DEVELOPMENT EXPENSES
Schedule of Research and Development Expenses

	Year Ended December 31,
	2023	2022	2021
Gross research and development expenses	(7,596)	(5,751)	(4,757)
Research Tax Credit	411	581	617
Grants	222	250	739
Net Research and development expenses	(6,963)	(4,920)	(3,402)